55303 9/99
PROSPECTUS SUPPLEMENT
dated September 13, 1999 to:
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PUTNAM GROWTH FUND
PUTNAM U.S. CORE FUND
PUTNAM VALUE FUND
to Prospectus dated August 30, 1999

The third paragraph under the heading "Who manages the funds?" is replaced with the following for Putnam U.S. Core
Fund:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the indicated fund's portfolio since the years shown below.
Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

MANAGER                   SINCE   EXPERIENCE
PUTNAM U.S. CORE FUND

Robert R. Beck             1998 Employed by Putnam Management since 1989.
Managing Director

Paul E. Marrkand           1999 Employed by Putnam Management since 1987.
Senior Vice President

Michael P. Stack           1998 Employed by Putnam Management since 1997.
Senior Vice President           Prior to November 1997, Mr. Stack was employed
                                at Independence Investment Associates Inc.
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